COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
COMMON STOCK
Common stock, shares issued		75,135,000	84,435,000	75,000,000
Common stock, shares outstanding		75,135,000	84,435,000	75,000,000
Common stock, shares autorized		500,000,000	500,000,000	500,000,000
Stock based compensation, shares		135,000
Stock based compensation, value	$ 100,000	$ 197,500
Common stock, par value		$ 0.001	$ 0.001	$ 0.001